Operating leases - Operating lease liabilities of time charter-in vessel agreements ( Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Operating lease liabilities, current	$ 28,624	$ 28,227
Operating lease liabilities, non-current	128,434	$ 156,282
Time charter-in vessels [Member]
Property, Plant and Equipment [Line Items]
December 31, 2026	35,232
December 31, 2027	35,661
December 31, 2028	36,049
December 31, 2029	28,549
December 31, 2030	30,204
December 31, 2031 and thereafter	12,055
Total undiscounted lease payments	177,750
Discount based on incremental borrowing rate	(23,424)
Present value of lease liability	154,326
Operating lease liabilities, current	27,522
Operating lease liabilities, non-current	$ 126,804